Equity Method Investments (Details) ¥ in Thousands, $ in Thousands, ¥ in Millions	1 Months Ended			12 Months Ended
	Sep. 30, 2019 USD ($)	Jul. 31, 2019 JPY (¥)	Jul. 31, 2019 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥)
Equity method investments
Carrying value of equity method investments				$ 2,498		¥ 41,861		¥ 16,300
Share of loss from equity method investments				$ 3,602	¥ 23,502		¥ 2,794
Percentage of ownership interest acquired (as a percent)				50.00%				50.00%
Lotus
Equity method investments
Agreed to invest in cash under investment agreement	$ 6,000
36Kr Global Holding
Equity method investments
Ownership interest (as a percent)		100.00%	100.00%
36Kr Global Holding | Lotus
Equity method investments
Agreed equity interest for transferring under investment agreement (as a percent)	51.00%
36Kr Global Holding | 36Kr Japan
Equity method investments
Percentage of ownership interest acquired (as a percent)		67.50%	67.50%
Total consideration on acquisition		¥ 30	¥ 2,000
36Kr Global Holding | KrAsia
Equity method investments
Ownership interest (as a percent)		75.00%	75.00%
Bytedance | Lotus
Equity method investments
Ownership interest (as a percent)	100.00%
Lotus
Equity method investments
Fair value of resources and technologies agreed under investment agreement	$ 6,270
36Kr Global Holding
Equity method investments
Percentage of investment held	49.00%
Share of loss from equity method investments | ¥					¥ 23,500	¥ 0
Gain from derecognition	$ 11,500